Cover	Jan. 09, 2023
Cover [Abstract]
Entity Registrant Name	FRITZY TECH INC.
Entity Central Index Key	0001622408
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 09, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-5250836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-199336
Entity Address Address Line 1	120 High Road
Entity Address Address Line 2	East Finchley
Entity Address City Or Town	London
Entity Address Postal Zip Code	N2 9ED
City Area Code	315
Entity Address Country	GB
Local Phone Number	292-7703